BORROWINGS - Summary of Composition of Borrowings (Details) $ in Millions, $ in Trillions	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) year	Dec. 31, 2018 USD ($) year	Jun. 30, 2019 CAD ($)	Jun. 06, 2019 USD ($)	Jun. 06, 2019 COP ($)	Mar. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Face amount				$ 333	$ 1.1
Carrying value	$ 10,836	$ 10,718
Credit facilities
Disclosure of detailed information about borrowings [line items]
Weighted Average Interest Rate	3.60%	3.30%	3.60%
Weighted Average Borrowings Term | year	5	4
Estimated fair value	$ 0	$ 721
Carrying value	$ 0	$ 721
Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted Average Interest Rate	4.40%	4.40%	4.40%
Weighted Average Borrowings Term | year	6	7
Estimated fair value	$ 1,791	$ 1,640
Carrying value	1,680	1,613
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Estimated fair value	1,791	2,361
Carrying value	1,680	2,334
Less: Unamortized financing fees	(6)	(6)
Borrowings	$ 1,674	$ 2,328
Series 4 (C$150) | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Face amount			$ 150,000,000
Weighted Average Interest Rate	5.80%	5.80%	5.80%
Weighted Average Borrowings Term | year	17	18
Estimated fair value	$ 143	$ 124
Carrying value	$ 115	$ 110
Series 7 (C$450) | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Face amount			$ 450,000,000
Weighted Average Interest Rate	5.10%	5.10%	5.10%
Weighted Average Borrowings Term | year	1	2
Estimated fair value	$ 358	$ 342
Carrying value	$ 344	$ 330
Series 8 (C$400) | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Face amount			$ 400,000,000
Weighted Average Interest Rate	4.80%	4.80%	4.80%
Weighted Average Borrowings Term | year	3	3
Estimated fair value	$ 327	$ 309
Carrying value	$ 305	$ 293
Series 9 (C$400) | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Face amount			$ 400,000,000
Weighted Average Interest Rate	3.80%	3.80%	3.80%
Weighted Average Borrowings Term | year	6	6
Estimated fair value	$ 317	$ 288
Carrying value	$ 305	$ 293
Series 10 (C$500) | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Face amount			$ 500,000,000
Weighted Average Interest Rate	3.60%	3.60%	3.60%
Weighted Average Borrowings Term | year	8	8
Estimated fair value	$ 397	$ 357
Carrying value	$ 382	$ 367
Series 11 (C$300) | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Face amount			$ 300,000,000
Weighted Average Interest Rate	4.30%	4.30%	4.30%
Weighted Average Borrowings Term | year	10	10
Estimated fair value	$ 249	$ 220
Carrying value	229	220
Brookfield Asset Management
Disclosure of detailed information about borrowings [line items]
Deposit	$ 322	$ 0				$ 600